Equity Investments	12 Months Ended
Dec. 31, 2014
Equity Method Investments and Joint Ventures [Abstract]
Equity Investments
10.	Equity Investments

The carrying value of our equity investments in domestic and foreign companies was $872.5 million at December 31, 2014 ($936.0 million at December 31, 2013), and is recorded in other assets in the consolidated balance sheets.

DUFERDOFIN NUCOR

Nucor owns a 50% economic and voting interest in Duferdofin Nucor S.r.l. (Duferdofin Nucor), an Italian steel manufacturer, and accounts for the investment (on a one-month lag basis) under the equity method, as control and risk of loss are shared equally between the members.

Nucor’s investment in Duferdofin Nucor at December 31, 2014, was $412.9 million ($465.4 million at December 31, 2013). Nucor’s 50% share of the total net assets of Duferdofin Nucor was $57.4 million at December 31, 2014, resulting in a basis difference of $355.5 million due to the step-up to fair value of certain assets and liabilities attributable to Duferdofin Nucor as well as the identification of goodwill ($293.2 million) and finite-lived intangible assets. This basis difference, excluding the portion attributable to goodwill, is being amortized based on the remaining estimated useful lives of the various underlying net assets, as appropriate. Amortization expense and other purchase accounting adjustments associated with the fair value step-up were $10.5 million in 2014 ($11.2 million in 2013 and $11.1 million in 2012).

As of December 31, 2014, Nucor had outstanding notes receivable of €35.0 million ($42.5 million) from Duferdofin Nucor (€35.0 million, or $48.2 million, as of December 31, 2013). The notes receivable bear interest at 1.34% and will reset annually on September 30 to the twelve-month Euro Interbank Offered Rate (Euribor) plus 1% per year. The principal amounts are due on January 31, 2016. As of December 31, 2014, and December 31, 2013, the note receivable was classified in other assets in the consolidated balance sheets.

Nucor has issued guarantees, the fair value of which is immaterial, for its ownership percentage (50%) of Duferdofin Nucor’s borrowings under Facility A of a Structured Trade Finance Facilities Agreement as well as the Standby Medium Long Term Loan Credit Facility, which mature on April 26, 2016, and April 22, 2016, respectively. After amending the loan agreement in the second quarter of 2013, the maximum amount Duferdofin Nucor can borrow under Facility A is €122.5 million ($148.7 million as of December 31, 2014). As of December 31, 2014, there was €107.0 million ($129.9 million) outstanding under that facility (€112.0 million, or $154.4 million, at December 31, 2013). The guarantee under the Standby Medium Long Term Credit Facility was issued in the second quarter of 2014, and as of December 31, 2014, Duferdofin Nucor had the maximum borrowing amount of €60.0 million ($72.8 million) outstanding under the facility. If Duferdofin Nucor fails to pay when due any amounts for which it is obligated under Facility A or the Standby Medium Long Term Credit Facility, Nucor could be required to pay 50% of such amounts pursuant to and in accordance with the terms of its guarantees. Any indebtedness of Duferdofin Nucor to Nucor is effectively subordinated to the indebtedness of Duferdofin Nucor under both financing agreements. Nucor has not recorded any liability associated with these guarantees.

NUMIT

Nucor has a 50% economic and voting interest in NuMit LLC (NuMit). NuMit owns 100% of the equity interest in Steel Technologies LLC, an operator of 25 sheet processing facilities located throughout the U.S., Canada and Mexico. Nucor accounts for the investment in NuMit (on a one-month lag basis) under the equity method as control and risk of loss are shared equally between the members.

Nucor’s investment in NuMit at December 31, 2014, was $301.5 million ($318.4 million as of December 31, 2013). At December 31, 2013, Nucor had a $40.0 million note receivable and a receivable of $17.0 million on a $100.0 million line of credit that Nucor extended to Steel Technologies, both of which were included in other current assets in the consolidated balance sheets. Steel Technologies secured its own external financing in 2014 and, as a result, both the note receivable and the amounts Steel Technologies had outstanding on the line of credit with Nucor were repaid in 2014. Nucor no longer has a line of credit extended to Steel Technologies. Nucor received distributions of $52.7 million and $6.7 million from NuMit during 2014 and 2013, respectively.

HUNTER RIDGE

Nucor has a 50% economic and voting interest in Hunter Ridge Energy Services LLC (Hunter Ridge). Hunter Ridge provides services for the gathering, separation and compression of energy products including natural gas produced by Nucor’s working interest drilling program. Nucor accounts for the investment (on a one-month lag basis) under the equity method, as control and risk of loss are shared equally between the members. Nucor’s investment in Hunter Ridge at December 31, 2014, was $138.6 million ($134.5 million at December 31, 2013).

ALL EQUITY INVESTMENTS

Nucor reviews its equity investments for impairment if and when circumstances indicate that a decline in value below their carrying amounts may have occurred. In the second quarter of 2012, Nucor concluded that a triggering event occurred requiring assessment for impairment of its equity investment in Duferdofin Nucor due to the continued declines in the global demand for steel, the escalated economic and political turmoil in Europe and continued operating performance well below budgeted levels through the first half of 2012. Another contributing factor was that Duferdofin Nucor had a recently updated unfavorable forecast of future operating performance. The diminished demand combined with the continued lower than budgeted levels of operating performance significantly impacted the financial results of Duferdofin Nucor through the first half of 2012. After completing its assessment, Nucor determined that the carrying amount exceeded its estimated fair value and recorded a $30.0 million impairment charge against the Company’s investment in Duferdofin Nucor. This charge is included in impairment of non-current assets in the consolidated statements of earnings.

Although the operating results of Duferdofin Nucor have improved since 2012 and there have been no significant deteriorations in near-term financial projections or other key assumptions since the last impairment test performed in the fourth quarter of 2013, Nucor concluded that it was appropriate to reassess its equity investment in Duferdofin Nucor for impairment during the fourth quarter of 2014 due to the protracted challenging steel market conditions in Europe. After completing its assessment, the Company determined that the estimated fair value exceeded its carrying amount by a sufficient amount and that there was no need for additional impairment charges. The assumptions that most significantly affect the fair value determination include projected revenues and the discount rate. It is reasonably possible that material deviation of future performance from the estimates used in our most recent valuation could result in further impairment of our investment in Duferdofin Nucor.